Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inspire Global Hope ETF | Inspire Global Hope ETF
Prospectus [Line Items]
Annual Return [Percent]	18.96%	5.86%	16.42%	(16.01%)	23.45%	12.88%	27.90%	(12.19%)
Inspire Small/Mid Cap ETF | Inspire Small/Mid Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	4.24%	9.84%	17.28%	(13.65%)	28.41%	7.47%	24.43%	(19.20%)
Inspire Corporate Bond ETF | Inspire Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.12%	3.58%	6.43%	(9.25%)	(1.74%)	5.21%	8.31%	(0.24%)
Inspire 100 ETF | Inspire 100 ETF
Prospectus [Line Items]
Annual Return [Percent]	17.14%	12.56%	17.94%	(23.39%)	27.66%	22.72%	29.70%	(7.32%)
Inspire International ETF | Inspire International ETF
Prospectus [Line Items]
Annual Return [Percent]	29.06%	1.06%	16.54%	(14.59%)	16.18%	13.87%
Inspire Capital Appreciation ETF | Inspire Capital Appreciation ETF
Prospectus [Line Items]
Annual Return [Percent]	10.69%	7.73%	10.09%	(17.57%)	22.15%
Inspire Growth ETF | Inspire Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	16.07%	16.75%	19.57%	(22.56%)	16.09%
Inspire Fidelis Multi Factor ETF | Inspire Fidelis Multi Factor ETF
Prospectus [Line Items]
Annual Return [Percent]	22.37%	7.44%	21.41%
Inspire 500 ETF | Inspire 500 ETF
Prospectus [Line Items]
Annual Return [Percent]	17.57%